DEBT - Disclosure of change in convertible facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Beginning Balance	$ 10,644	$ 10,048
Addition	5,000
Transaction costs	(452)	(95)
Interest accruals	1,154	975
Accretion	810	588
Change on debt modification	(1,513)	98
Change in fair value of derivative	931	(969)
Ending Balance	16,574	10,644
Convertible facility - liability component [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	10,028	8,463
Addition	3,936
Transaction costs	(452)	(95)
Interest accruals	1,154	975
Accretion	810	588
Change on debt modification	(1,513)	98
Change in fair value of derivative	0	0
Ending Balance	13,963	10,028
Convertible facility - derivative component [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	616	1,585
Addition	1,064
Transaction costs	0	0
Interest accruals	0	0
Accretion	0	0
Change on debt modification	0	0
Change in fair value of derivative	931	(969)
Ending Balance	$ 2,611	$ 616